Vessels, net, Vessels Net Book Value (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Net Book Value [Abstract]
Beginning balance	$ 498,472
Vessels' transferred to Held for Sale	50,290
Ending balance	507,073
Vessels [Member]
Vessels' Cost [Abstract]
Beginning balance	497,838
Vessels' acquisitions transferred from advances	68,753
Vessels' transferred to Held for Sale	(64,702)
Ending balance	501,889
Accumulated Depreciation [Abstract]
Beginning balance	(48,149)
Vessels' transferred to Held for Sale	14,412
Depreciation	(11,790)
Ending balance	(45,527)
Net Book Value [Abstract]
Beginning balance	449,689
Vessels' acquisitions transferred from advances	68,753
Vessels' transferred to Held for Sale	(50,290)
Depreciation	(11,790)
Ending balance	$ 456,362